Note 16 - Income Taxes - Tax Effect of Temporary Differences (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Loss carry forwards	$ 8,146,000	$ 6,307,000
Deferred tax assets not recognized	(8,145,000)	(6,306,000)
Deferred tax assets recognized	1,000	1,000
Property and equipment	1,000	1,000
Net deferred tax assets
Unused tax losses [member]
Deferred tax assets:
Loss carry forwards	$ 8,146,000	$ 6,307,000